UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
APRIL 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.9%
	Shares	Value
CONSUMER DISCRETIONARY — 11.3%
Altice USA, Cl A *	69,300	$1,240,470
Cogeco Communications	23,300	1,241,445
Comcast, Cl A	40,300	1,265,017
Time Warner	14,200	1,346,160

		5,093,092

ELECTRIC UTILITIES — 12.2%
Eversource Energy	27,940	1,683,385
NextEra Energy	14,500	2,376,695
NextEra Energy LP	34,100	1,420,947

		5,481,027

ENERGY — 22.4%
Chevron	14,000	1,751,540
EOG Resources	16,100	1,902,537
Marathon Petroleum	21,600	1,618,056
Occidental Petroleum	21,700	1,676,542
Pioneer Natural Resources	9,750	1,965,112
Targa Resources	25,000	1,174,250

		10,088,037

GAS — 4.7%
Atmos Energy	16,900	1,468,441
South Jersey Industries	20,000	618,000

		2,086,441

INDUSTRIALS — 11.4%
Atlantia	40,100	1,331,679
Canadian National Railway	18,800	1,452,864
Delta Air Lines	28,500	1,488,270
Kansas City Southern	8,200	874,366

		5,147,179

MULTI-UTILITIES — 14.0%
DTE Energy	18,050	1,902,470
NiSource	59,100	1,441,449
Sempra Energy	13,400	1,498,120
WEC Energy Group	22,800	1,465,584

		6,307,623

REAL ESTATE — 9.9%
American Tower, Cl A REIT	9,800	1,336,328
Crown Castle International REIT	17,100	1,724,877
SBA Communications, Cl A REIT *	8,700	1,394,001

		4,455,206

1

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — 7.1%
BCE	31,700	$1,345,665
T-Mobile US *	10,700	647,457
Zayo Group Holdings *	33,200	1,205,160

		3,198,282

WATER UTILITIES — 5.9%
American Water Works	22,600	1,956,708
Aqua America	19,800	695,970

		2,652,678

TOTAL COMMON STOCK (Cost $38,086,532)		44,509,565

SHORT-TERM INVESTMENT (A) — 1.2%
SEI Daily Income Trust Treasury II Fund, Cl F, 1.520% (Cost $529,904)	529,904	529,904

TOTAL INVESTMENTS— 100.1% (Cost $38,616,436)		$45,039,469

Percentages are based on Net Assets of $45,015,960.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

As of April 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

2

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 26, 2018